Subsequent Events (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions			6 Months Ended
	Jun. 21, 2024 USD ($)	Nov. 20, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 28, 2024 $ / shares	Jan. 31, 2024 shares	Sep. 30, 2023 $ / shares shares
Subsequent Events [Line Items]
Estimated expenses			$ 1,250,000
Interest rate, percentage			7.00%
Issued discount			$ 100,000
Legal fees			$ 10,000
Equity transfer agreement (in Shares) | shares		500,000
Agreement rate		1.00%
Total consideration (in Yuan Renminbi) | ¥		¥ 1.3
Consideration price per share (in Yuan Renminbi per share) | (per share)		¥ 2.6		$ 0.0001
Jiangsu Austin Optoelectronics Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Agreement rate		1.00%
Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Cash price, percentage			120.00%
Midea International Co., Ltd [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares					2,800,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Ordinary shares issued (in Shares) | shares			14,806,250			14,006,250
Forecast [Member]
Subsequent Events [Line Items]
Purchase price	$ 1,250,000
Forecast [Member] | Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Convertible principal amount	$ 1,360,000